Basis of Presentation and Consolidation (Details)	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Dec. 04, 2012 property
Properties:
Percentage of control below which a property is not wholly owned but may be consolidated based on control	100.00%
Ownership interests acquired (as a percent)				50.00%
Number of properties in which additional interest is acquired				2
Wholly owned properties included in consolidation	221
Partially owned properties included in consolidation	18
Total number of joint venture properties	90
Number of joint venture properties managed by the entity	74
Number of International joint venture properties	12
Number of joint venture properties managed by others	16
Ownership interest:
Weighted average ownership percentage in the Operating Partnership	83.90%	82.90%	83.20%
Ownership percentage in the Operating Partnership	85.60%	82.80%